Contingencies and Commitments (Details) - Schedule of holds securities in the normal course - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Third party operations
Collections	$ 104,972	$ 109,465
Transferred financial assets managed by the Bank	9,090	16,987
Assets from third parties managed by the Bank and its affiliates	1,081,895	1,307,727
Subtotal	1,195,957	1,434,179
Custody of securities
Securities held in custody	9,057,428	7,022,067
Securities held in custody deposited in other entity	756,880	820,948
Issued securities held in custody	12,397,099	9,713,122
Subtotal	22,211,407	17,556,137
Total	$ 23,407,364	$ 18,990,316